Note 5 - Share Capital (Details) - Stock Option Activity	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 Total [Member] USD ($)	Dec. 31, 2012 Total [Member] CAD	Dec. 31, 2011 Total [Member] USD ($)	Dec. 31, 2011 Total [Member] CAD	Dec. 31, 2010 Total [Member] USD ($)	Dec. 31, 2010 Total [Member] CAD	Dec. 31, 2013 Granted [Member] USD ($)	Dec. 31, 2013 Granted [Member] CAD	Dec. 31, 2012 Granted [Member] USD ($)	Dec. 31, 2012 Granted [Member] CAD	Dec. 31, 2011 Granted [Member] USD ($)	Dec. 31, 2011 Granted [Member] CAD	Dec. 31, 2013 Exercised [Member] USD ($)	Dec. 31, 2013 Exercised [Member] CAD	Dec. 31, 2012 Exercised [Member] USD ($)	Dec. 31, 2012 Exercised [Member] CAD	Dec. 31, 2011 Exercised [Member] USD ($)	Dec. 31, 2011 Exercised [Member] CAD	Dec. 31, 2013 Forfeited, Cancelled or Expired [Member] USD ($)	Dec. 31, 2013 Forfeited, Cancelled or Expired [Member] CAD	Dec. 31, 2012 Forfeited, Cancelled or Expired [Member] USD ($)	Dec. 31, 2012 Forfeited, Cancelled or Expired [Member] CAD	Dec. 31, 2011 Forfeited, Cancelled or Expired [Member] USD ($)	Dec. 31, 2011 Forfeited, Cancelled or Expired [Member] CAD
Note 5 - Share Capital (Details) - Stock Option Activity [Line Items]
Number of optioned common shares	1,730,765	1,730,765	1,648,846	1,648,846	1,413,318	1,413,318	1,083,432	1,083,432	270,250	270,250	326,300	326,300	403,100	403,100	(124,246)	(124,246)	(28,417)	(28,417)	(1,667)	(1,667)	(64,085)	(64,085)	(62,355)	(62,355)	(71,547)	(71,547)
Weighted average exercise price (in Dollars per share and Dollars per share)	$ 4.32	4.45	$ 4.54	4.54	$ 5.38	5.32	$ 7.72	7.95	$ 7.30	7.52	$ 4.16	4.16	$ 2.17	2.14	$ 3.13	3.22	$ 2.34	2.34	$ 1.52	1.50	$ 21.23	21.87	$ 21.29	21.27	$ 27.74	27.42
Aggregate intrinsic value (in Dollars and Dollars)	$ 6,825,608	7,029,795	$ 2,300,996	2,299,512	$ 1,821	1,800	$ 734,881	756,628							$ 535,369	551,385	$ 81,598	81,545	$ 1,346	1,330